UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2009

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2009

ITEM 1. REPORTS TO STOCKHOLDERS.

MANAGER'S DISCUSSION OF FUND PERFORMANCE

Dear Shareholder:

The FMC Select Fund (the "Fund") had a total return of 6.92% for the year ended October 31, 2009. The Fund underperformed its benchmark, the S&P 500 Composite Index, which had a total return of 9.80%. The Fund also underperformed its peer group, the Morningstar Large Blend Fund Category, which had a total return of 11.86%. As of October 31, 2009, 93% of the Fund's assets were invested in equities.

For a longer view, from inception more than 14 years ago (May 8, 1995) through October 31, 2009, the Fund had a total return of 243.25% (8.89% annualized). This compares favorably with the 134.19% return (6.05% annualized) for our benchmark (the S&P 500 Composite Index since July 1, 2007, and an 80% weighting of the S&P 500 Composite Index and a 20% weighting of the Merrill Lynch 1-10 Year Corporate/Government Bond Index from inception through June 30, 2007), and the 114.77% return (5.42% annualized) for our peer group (the Morningstar Large Blend Fund Category since July 1, 2007 and the Lipper Mixed-Asset Target Fund Universe from inception* through June 30, 2007).

While we offer no guarantees regarding performance, we believe that the fiscal years ended in 2008 and 2009 provide further support for our long-held view that the Fund should lose less money in declining markets than its benchmark, the S&P 500 Composite Index (e.g., -31.94% vs. -36.10% during the fiscal year ended October 31, 2008), and should make less money than its benchmark in rising markets (e.g., 6.92% vs. 9.80% during the fiscal year ended October 31, 2009). We attribute the aforementioned to the Fund's bias, by design, towards investing in businesses with strong franchises that generate significant free cash flow, have high returns on capital throughout the economic cycle, and require little or no debt to operate their business. By adhering to these underlying business fundamentals, we have created a portfolio of companies that are less tied to the business and credit cycles than the overall equity market, and more tied to the progress the companies are making in growing the value of their franchises through various economic environments. This approach has served us well over the long-term and has also resulted in a portfolio that has experienced less volatility than its benchmark in almost every statistically significant, measurable period.

While the equity and credit markets have staged a strong recovery from the March, 2009 lows, there remains much to be concerned about as America emerges from its first "balance sheet" recession. One of Washington's primary solutions to the "Great Recession" has been to transfer liabilities from the balance sheets of weak financial institutions to the balance sheets of the U.S. Treasury and Federal Reserve (the "Fed"), while applying massive and unprecedented subsidization to the housing and auto sectors. The Fed has intervened to suppress short-term interest rates at a near zero level for the longest period since the Great Depression, casting aside a wealth of evidence correlating rapid money supply growth to subsequent inflation, in favor of a more politically expedient policy of targeting manufacturing and labor force utilization rates. Meanwhile, the U.S. Government completed its 2009 fiscal year with a record deficit of $1.41 trillion, propelled by "stimulus" spending, the largest component of which appears to have been transfers to the politically-powerful, unionized public employees of state and local governments. The U.S. Treasury is funding these deficits with (what some would view as an overreliance on) short-term borrowing. In fact, the duration of the U.S. Treasury's $13 billion+ in direct obligations is now the shortest it has ever been, with

* The Lipper Mixed-Asset Target Fund Universe provides performance information only from month end; in this instance, performance is reflected from April 30, 1995.

over 50% coming due within the next two years. This policy runs the risk of a sharp rise in the proportion of the Federal budget used for interest payments on the national debt (currently at the 10% level) when interest rates inevitably increase. Our aversion to investing in companies heavily reliant on debt financing to operate their businesses is best understood (and appreciated) in light of these developments.

Turning to the overall portfolio, as value investors we examine many measurements to determine the value of businesses. "Earnings yield," which measures how much net income a business generates relative to its price, is one of our preferred measurements. We find it useful to compare this measurement to both the earnings yield available on the S&P Industrials Index and the yield available from the 30-year U.S. Treasury. As of October 31, 2009, the portfolio had an earnings yield of 6.7%, above the 6.0% earnings yield of the S&P Industrials Index. The portfolio's earnings yield was also above the 4.2% yield available on the 30-year U.S. Treasury. However, while the interest coupon paid on the 30-year U.S. Treasury will not grow, the portfolio's earnings are estimated to increase by 61% over the next five years, which would increase the earnings yield at that time to 10.8% based on current prices.

The table below compares a weighted average of key measures of the equity portion of the Fund with the S&P Industrials Index. It shows that the Fund is invested in profitable businesses with above-average fundamentals that are selling at attractive valuations compared to the S&P Industrials Index.

                                   FMC SELECT FUND   S&P INDUSTRIALS INDEX
                                   ---------------   ---------------------
QUALITY
Return-on-Equity (ROE) (1)                 22%                   16%
Period Needed to Retire
   Debt from Free Cash Flow (2)        1 Year               6 Years
Estimated Annual EPS Growth
   for 2009-2014                           10%                    8%
VALUATION
   2010 Estimated Price/Earnings         12.5X                 14.1X

(1) ROE is based on net income for the trailing four quarters ended 9/30/09 and the average shareholders' equity over that period. ROE provides insight into both the quality of the business and the quality of management in its use of the shareholders' resources. Given the portfolio's heavy skewing towards businesses with franchises we think are significantly less dependent on the business cycle than those in the S&P Industrials Index, we believe that the portfolio's "ROE advantage" relative to the S&P would expand in a recession.

(2) Free cash flow is defined for this purpose as net income plus depreciation and amortization minus capital expenditures. We have intentionally omitted dividends from this calculation to separate dividend policy, a financial decision, from the enterprises' underlying economics, i.e., the cash generated from operations. We believe that careful analysis of both working capital and free cash flow is often more valuable than reported net income in evaluating the fundamentals of a business.

We continue to work hard analyzing the Fund's existing and prospective investments. Thank you for your continued confidence.

Sincerely yours,


/s/ Bernard Groveman

Bernard Groveman
Portfolio Manager

THE INFORMATION PROVIDED HEREIN REPRESENTS THE OPINION OF THE MANAGER AT A SPECIFIC POINT IN TIME AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS OR INVESTMENT ADVICE

        COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE
               FMC SELECT FUND VERSUS THE S&P 500 COMPOSITE INDEX,
          THE MERRILL LYNCH 1-10 YEAR CORPORATE/GOVERNMENT BOND INDEX,
          AND AN 80/20 BLEND OF THE REFERENCED S&P AND MERRILL INDICES.

                         AVERAGE ANNUAL TOTAL RETURN (1)
                     FOR THE PERIODS ENDED OCTOBER 31, 2009:

1 Year   3 Year   5 Year   10 Year
Return   Return   Return    Return
------   ------   ------   -------
 6.92%   (6.76%)  (0.83%)   3.98%

                               (PERFORMANCE GRAPH)

                               80/20 Hybird of the
                                following through
                                  6/30/07, 100%
             FMC Select Fund     S&P 500 Forward
             ---------------   -------------------
10/31/1999        10000               10000
Oct-00            11189               10636
1-Oct             12009                8722
2-Oct             12154                7776
3-Oct             14195                9156
4-Oct             15407                9925
5-Oct             16377               10627
6-Oct             18233               12109
7-Oct             20311               13656
8-Oct             13824                8727
9-Oct             14779                9582

                               (PERFORMANCE GRAPH)

                                               Merrill 1-10 Year Corp./
             FMC Select Fund   S&P 500 Index       Government Index
             ---------------   -------------   ------------------------
10/31/1999        10000            10000                 10000
Oct-00            11189            10609                 10652
31-Oct            12009             7967                 12169
31-Oct            12154             6764                 12892
31-Oct            14195             8170                 13560
31-Oct            15407             8940                 14131
31-Oct            16377             9719                 14183
31-Oct            18233            11307                 14844
31-Oct            20311            12953                 15677
31-Oct            13824             8278                 15736
31-Oct            14779             9089                 17666

(1) The data quoted herein represents past performance; past performance does not guarantee future results. The return and value of an investment in the Fund will fluctuate so that, when redeemed, the investment may be worth less than its original cost. The Fund performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a fund's returns, do not include any fees or expenses. If such fees and expenses were included in the index returns, the performance of the index would have been lower. Please note that one cannot invest directly in an unmanaged index. Returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. For performance data current to the most recent month end, please call 1-877-FMC-4099 (1-877-362-4099).

(2) The S&P 500 Composite Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the stock market through changes in the aggregate market value of 500 stocks representing all major industries.

(3) The Merrill Lynch 1-10 Year Corporate/Government Bond Index is an index that tracks the performance of U.S. dollar-denominated investment grade Government and Corporate public debt issued in the U.S. domestic bond market which have greater than 1 year and less than 10 years to maturity, excluding collateralized products such as Mortgage Pass-Through and Asset-Backed securities.

(4) Effective July 1, 2007, the graph represents 100% of the S&P 500 Index. Prior to July 1, 2007, the graph represented an 80/20 blend of the S&P 500 and Merrill Lynch indices.

                            PORTFOLIO COMPOSITION(5)

                                   (PIE CHART)

Health Care                                  15.3%
Miscellaneous Consumer                       12.6%
Media                                        10.4%
Services                                      9.2%
Financial Services                            8.7%
Miscellaneous                                 8.5%
Retail                                        8.2%
Energy                                        4.9%
Technology                                    4.6%
Industrials                                   4.2%
Food                                          3.9%
Cash Equivalent                               3.5%
Corporate Obligations                         2.1%
Health Care Services                          2.1%
Residential Mortgage Obligations              1.0%
Commercial Mortgage Obligation                0.4%
Banks                                         0.3%
U.S. Government Mortgage-Backed Obligation    0.1%

(5) Portfolio composition percentages are based upon the total investments of the Fund.

SCHEDULE OF INVESTMENTS                                          FMC SELECT FUND

October 31, 2009

                                                                                                Value
                                                                                 Shares         (000)
                                                                             -------------   ----------
COMMON STOCK (93.0%)
BANKS (0.3%)
   TF Financial ..........................................................          32,000   $      595
                                                                                             ----------
ENERGY (4.9%)
   ENSCO International ...................................................         164,200        7,519
   Nabors Industries Ltd.* ...............................................          64,500        1,343
                                                                                             ----------
                                                                                                  8,862
                                                                                             ----------
FINANCIAL SERVICES (8.7%)
   Chubb .................................................................         113,000        5,483
   Franklin Resources ....................................................           8,000          837
   Leucadia National .....................................................         262,410        5,896
   Western Union .........................................................         189,850        3,450
                                                                                             ----------
                                                                                                 15,666
                                                                                             ----------
FOOD (3.9%)
   Nestle ADR ............................................................         150,000        6,978
                                                                                             ----------
HEALTH CARE (15.3%)
   Abbott Laboratories ...................................................          53,700        2,716
   Amgen* ................................................................         121,480        6,527
   Baxter International ..................................................         125,275        6,773
   Johnson & Johnson .....................................................          86,100        5,084
   Pfizer ................................................................         156,615        2,667
   Teva Pharmaceutical Industries Ltd. ADR ...............................          73,000        3,685
                                                                                             ----------
                                                                                                 27,452
                                                                                             ----------
HEALTH CARE SERVICES (2.1%)
   IMS Health ............................................................          32,426          531
   UnitedHealth Group ....................................................         126,004        3,270
                                                                                             ----------
                                                                                                  3,801
                                                                                             ----------
INDUSTRIALS (4.2%)
   Dun & Bradstreet ......................................................          70,634        5,408
   Raytheon ..............................................................          46,380        2,100
                                                                                             ----------
                                                                                                  7,508
                                                                                             ----------
MEDIA (10.4%)
   Harte-Hanks ...........................................................         431,950        5,071
   Omnicom Group .........................................................         189,020        6,480
   Viacom, Cl B* .........................................................         260,900        7,198
                                                                                             ----------
                                                                                                 18,749
                                                                                             ----------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                                          FMC SELECT FUND

October 31, 2009

                                                                              Shares/Face
                                                                                 Amount         Value
                                                                                 (000)          (000)
                                                                             -------------   ----------
MISCELLANEOUS (8.5%)
   3M ....................................................................          79,000   $    5,812
   Berkshire Hathaway, Cl A* .............................................              41        4,059
   Berkshire Hathaway, Cl B* .............................................           1,631        5,354
                                                                                             ----------
                                                                                                 15,225
                                                                                             ----------
MISCELLANEOUS CONSUMER (12.6%)
   Dorel Industries, Cl B ................................................         149,500        4,059
   Kimberly-Clark ........................................................          50,200        3,070
   Reckitt Benckiser Group(1) ............................................         310,800       15,549
                                                                                             ----------
                                                                                                 22,678
                                                                                             ----------
RETAIL (8.3%)
   Autozone* .............................................................          42,300        5,723
   CVS/Caremark ..........................................................         247,500        8,737
   Lowe's ................................................................          18,020          353
                                                                                             ----------
                                                                                                 14,813
                                                                                             ----------
SERVICES (9.2%)
   McGraw-Hill ...........................................................          75,000        2,159
   Monster Worldwide* ....................................................          50,000          726
   Moody's ...............................................................         234,600        5,555
   NYSE Euronext .........................................................         172,500        4,459
   Robert Half International .............................................         157,900        3,663
                                                                                             ----------
                                                                                                 16,562
                                                                                             ----------
TECHNOLOGY (4.6%)
   Accenture, Cl A .......................................................          60,000        2,225
   Amdocs Ltd.* ..........................................................         237,500        5,985
                                                                                             ----------
                                                                                                  8,210
                                                                                             ----------
   TOTAL COMMON STOCK
      (Cost $140,225) ....................................................                      167,099
                                                                                             ----------
CORPORATE OBLIGATIONS (2.1%)
   Blyth
      5.500%, 11/01/13 ...................................................   $         950          738
   General Motors, Ser 91-A2(2)
      8.950%, 07/02/09 ...................................................              49           --
   Ingersoll-Rand Global Holding Ltd.
      9.500%, 04/15/14 ...................................................           2,575        3,090
                                                                                             ----------
   TOTAL CORPORATE OBLIGATIONS
      (Cost $3,629) ......................................................                        3,828
                                                                                             ----------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                                          FMC SELECT FUND

October 31, 2009

                                                                                  Face
                                                                                 Amount         Value
                                                                              (000)/Shares      (000)
                                                                             -------------   ----------
RESIDENTIAL MORTGAGE OBLIGATIONS (0.9%)
   Chase Mortgage Finance Corporation, Ser S1, Cl 1A18
      5.500%, 05/25/35 ...................................................   $       1,124   $      781
   Countrywide Home Loan Mortgage Pass-Through Trust, Ser J9, Cl 2A6
      5.500%, 01/25/35 ...................................................             467          442
   Credit Suisse First Boston Mortgage Securities, Ser CK1, Cl A3
      6.380%, 12/18/35 ...................................................             431          445
   GSR Mortgage Loan Trust, Ser 6F, Cl A1
      3.000%, 09/25/32 ...................................................              27           26
                                                                                             ----------
TOTAL RESIDENTIAL MORTGAGE OBLIGATIONS
      (Cost $2,108) ......................................................                        1,694
                                                                                             ----------
COMMERCIAL MORTGAGE OBLIGATION (0.4%)
   Credit Suisse First Boston Mortgage Securities, Ser 1, Cl 3A1
      5.250%, 02/25/35 (Cost $1,001) .....................................           1,000          777
                                                                                             ----------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATION (0.1%)
   Government National Mortgage Association, Ser 58, Cl VA
      5.500%, 10/16/13 (Cost $76) ........................................              74           79
                                                                                             ----------
CASH EQUIVALENT (3.5%)
   Dreyfus Treasury Prime Cash Management Fund, 0.001%(3) (Cost $6,318) ..       6,317,750        6,318
                                                                                             ----------
TOTAL INVESTMENTS - (100.0%)
   (Cost $153,357) .......................................................                   $  179,795
                                                                                             ==========

PERCENTAGES ARE BASED ON NET ASSETS OF $179,761 (000).

*    NON-INCOME PRODUCING SECURITY.

(1) SECURITY IS TRADED ON A FOREIGN STOCK EXCHANGE. THE TOTAL VALUE OF ALL SUCH SECURITIES AT OCTOBER 31, 2009 WAS $15,549 (000) AND REPRESENTED 8.6% OF NET ASSETS.

(2)  SECURITY IS IN DEFAULT ON INTEREST AND PRINCIPAL PAYMENTS.

(3)  THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2009.

ADR  -- AMERICAN DEPOSITARY RECEIPT
CL   -- CLASS
LTD. -- LIMITED
SER  -- SERIES

Amounts designated as "--" are $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES (000)                        FMC SELECT FUND

October 31, 2009

Assets:
   Investments at Value (Cost $153,357) ......................   $   179,795
   Dividend and Interest Receivable ..........................           145
   Receivable for Capital Shares Sold ........................            27
   Other Assets ..............................................            18
                                                                 -----------
      Total Assets ...........................................       179,985
                                                                 -----------
Liabilities:
   Payable to Investment Adviser .............................           125
   Payable to Administrator ..................................            19
   Payable for Capital Shares Redeemed .......................            15
   Payable to Trustees and Officers ..........................             4
   Other Accrued Expenses ....................................            61
                                                                 -----------
      Total Liabilities ......................................           224
                                                                 -----------
   Net Assets ................................................   $   179,761
                                                                 ===========
Net Assets Consist of:
   Paid-in Capital ...........................................   $   171,818
   Accumulated Net Realized Loss on Investments ..............       (18,495)
   Net Unrealized Appreciation on Investments ................        26,438
                                                                 -----------
   Net Assets ................................................   $   179,761
                                                                 ===========
   Outstanding Shares of Beneficial Interest (unlimited
      authorization -- no par value) .........................    10,612,848(1)
                                                                 -----------
   Net Asset Value, Offering and Redemption Price Per Share ..   $     16.94
                                                                 ===========

(1)  Shares have not been rounded.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)                                    FMC SELECT FUND

For the Year Ended October 31, 2009

Investment Income:
   Dividend Income (less foreign taxes withheld of $131) ..   $  3,086
   Interest Income ........................................        359
                                                              --------
      Total Investment Income .............................      3,445
                                                              --------
Expenses:
   Investment Advisory Fees ...............................      1,321
   Administration Fees ....................................        198
   Trustees' and Officers' Fees ...........................         14
   Transfer Agent Fees ....................................         57
   Professional Fees ......................................         46
   Printing Fees ..........................................         30
   Registration and Filing Fees ...........................         22
   Custodian Fees .........................................         11
   Other Expenses .........................................         18
                                                              --------
      Total Expenses ......................................      1,717
                                                              --------
      Net Investment Income ...............................      1,728
                                                              --------
   Net Realized Loss on Investments .......................    (18,477)
   Net Realized Gain on Foreign Currency Transactions .....         11
   Net Change in Unrealized Appreciation on Investments ...     25,312
                                                              --------
      Net Realized and Unrealized Gain on Investments .....      6,846
                                                              --------
Net Increase in Net Assets Resulting from Operations ......   $  8,574
                                                              ========

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)                         FMC SELECT FUND

For the Years Ended October 31,

                                                                                2009        2008
                                                                              --------   ---------
Operations:
   Net Investment Income ..................................................   $  1,728   $   1,070
   Net Realized Gain (Loss) on Investments ................................    (18,477)        108
   Net Realized Gain (Loss) on Foreign Currency Transactions ..............         11         (12)
   Net Change in Unrealized Appreciation (Depreciation) on Investments ....     25,312     (96,384)
                                                                              --------   ---------
      Net Increase (Decrease) in Net Assets Resulting from Operations .....      8,574     (95,218)
                                                                              --------   ---------
Dividends and Distributions:
   Net Investment Income ..................................................     (1,740)     (1,115)
   Net Realized Gain ......................................................        (66)     (5,526)
   Return of Capital ......................................................        (40)         --
                                                                              --------   ---------
      Total Dividends and Distributions ...................................     (1,846)     (6,641)
                                                                              --------   ---------
Capital Share Transactions:
   Issued .................................................................      6,988      16,511
   In Lieu of Dividends and Distributions .................................      1,845         141
   Redeemed ...............................................................    (26,941)    (39,186)
                                                                              --------   ---------
      Net Decrease in Net Assets Derived from Capital Share Transactions ..    (18,108)    (22,534)
                                                                              --------   ---------
      Total Decrease in Net Assets ........................................    (11,380)   (124,393)
                                                                              --------   ---------
Net Assets:
   Beginning of Year ......................................................    191,141     315,534
                                                                              --------   ---------
   End of Year ............................................................   $179,761   $ 191,141
                                                                              ========   =========
Undistributed Net Investment Income .......................................   $     --   $      --
                                                                              ========   =========
Shares Issued and Redeemed:
   Issued .................................................................        462         750
   In Lieu of Dividends and Distributions .................................        127           6
   Redeemed ...............................................................     (1,904)     (1,924)
                                                                              --------   ---------
      Net Decrease in Shares Outstanding from Capital Share Transactions ..     (1,315)     (1,168)
                                                                              ========   =========

Amounts designated as "--" are $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                                             FMC SELECT FUND

For a Share Outstanding Throughout Each Year
For the Years Ended October 31,

                                  Realized
          Net                       and
         Asset                   Unrealized                 Dividends   Distributions       Total
         Value,        Net          Gain         Total      from Net         from         Dividends
       Beginning   Investment    (Loss) on       from      Investment      Realized          and
        of Year     Income(2)   Investments   Operations     Income         Gains       Distributions
       ---------   ----------   -----------   ----------   ----------   -------------   -------------
2009     $16.03       $0.16       $ 0.92        $ 1.08       $(0.16)(3)    $(0.01)         $(0.17)
2008      24.09        0.08        (7.63)        (7.55)       (0.09)        (0.42)          (0.51)
2007      22.22        0.17         2.32          2.49        (0.18)        (0.44)          (0.62)
2006      20.78        0.23         2.07          2.30        (0.23)        (0.63)          (0.86)
2005      20.36        0.21         1.08          1.29        (0.21)        (0.66)          (0.87)

                                                         Ratio
         Net                   Net                      of Net
        Asset                Assets,       Ratio      Investment
        Value,                 End      of Expenses     Income     Portfolio
         End       Total     of Year     to Average   to Average    Turnover
       of Year   Return(1)    (000)      Net Assets   Net Assets      Rate
       -------   ---------   --------   -----------   ----------   ---------
2009    $16.94      6.92%    $179,761       1.04%        1.05%         19%
2008     16.03    (31.94)     191,141       0.99         0.39          17
2007     24.09     11.39      315,534       0.98         0.71          19
2006     22.22     11.33      298,904       1.00         1.07          13
2005     20.78      6.30      279,779       1.02         0.97          18

(1) Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares.

(2)  Per share data was calculated using average shares for the period.

(3)  Includes return of capital of less than $0.01.

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                                    FMC SELECT FUND

October 31, 2009

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 30 funds. The financial statements herein are those of the FMC Select Fund (the "Fund" and together with the FMC Strategic Value Fund, the "Funds"). The Fund seeks a total return principally through capital appreciation and, to a limited degree, through current income by investing principally in equity securities of U.S. companies with medium and large market capitalizations and secondarily in investment grade fixed income securities. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The Financial Accounting Standards Board ("FASB") has issued FASB ACS 105 (formerly FASB Statement No. 168), THE "FASB ACCOUNTING STANDARDS CODIFICATION(TM)" AND THE HIERARCHY OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES ("ASC 105"). ASC 105 established the FASB Accounting Standards Codification(TM) ("Codification" or "ASC") as the single source of authoritative U.S. generally accepted accounting principles ("GAAP") recognized by the FASB to be applied by non-governmental entities. Rules and interpretive releases of the Securities and Exchange Commission ("SEC") under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The Codification supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non SEC accounting literature not included in the Codification will become non-authoritative.

Following the Codification, the FASB will not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts. Instead, it will issue Accounting Standards Updates, which will serve to update the Codification, provide background information about the guidance and provide the basis for conclusions on the changes to the Codification.

GAAP is not being changed as a result of the FASB's Codification project, but it will change the way the guidance is organized and presented. As a result, these changes will have a significant impact on how companies reference GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods ending after September 15, 2009. The Trust has implemented the Codification as of October 31, 2009.

The following is a summary of the significant accounting policies followed by the Fund:

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are valued based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with

NOTES TO FINANCIAL STATEMENTS                                    FMC SELECT FUND

October 31, 2009

     remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2009, there were no securities valued in accordance with the Fair Value Procedures.

     For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that materially affected the value of those securities (a "Significant Event") has occurred between the time of a security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If First Manhattan Co. (the "Adviser") becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called. In addition, SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator and the Fund holds the relevant securities, then the Administrator will notify the Adviser that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

     In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, ASC 820 (formerly FASB Statement No. 157), the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received if an asset were sold or paid if a liability were transferred in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

          - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

          - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

NOTES TO FINANCIAL STATEMENTS                                    FMC SELECT FUND

October 31, 2009

     - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The table below sets forth information about the level within the fair value hierarchy at which the Fund's investments are measured at October 31, 2009:

                             LEVEL 1   LEVEL 2   LEVEL 3     TOTAL
                            --------   -------   -------   --------
Investments in securities
Common Stock                $167,099    $   --     $--     $167,099
Corporate Obligations             --     3,828      --        3,828
Residential Mortgage
   Obligations                    --     1,694      --        1,694
Commercial Mortgage
   Obligation                     --       777      --          777
U.S. Government
   Mortgage-Backed
   Obligation                     --        79      --           79
Cash Equivalent                6,318        --      --        6,318
                            --------    ------     ---     --------
Total                       $173,417    $6,378     $--     $179,795
                            ========    ======     ===     ========

For the year ended October 31, 2009, there have been no significant changes to the Fund's fair valuation methodologies.

FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Discounts or premiums are amortized to interest income using the effective interest method. Interest income is recognized on the accrual basis. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are recorded in interest income. Dividend income is recorded on the ex-date.

EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative net assets.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid to shareholders quarterly. Any net realized capital gains are distributed to shareholders at least annually.

NOTES TO FINANCIAL STATEMENTS                                    FMC SELECT FUND

October 31, 2009

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of the Administrator and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, each of whom is an employee of the Administrator, is paid for by the Trust as incurred. The services include regulatory oversight of the Trust's advisers and service providers as required by Securities and Exchange Commission ("SEC") regulations. The CCO's services have been approved by and are reviewed by the Board. For the year ended October 31, 2009, the Fund was allocated CCO fees totaling $6,366.

The Fund effects brokerage or other agency transactions through the Adviser, a registered broker-dealer, and pays a brokerage commission in accordance with the Investment Company Act of 1940, the Securities and Exchange Act of 1934 and rules promulgated by the SEC. For the year ended October 31, 2009, the Adviser received $38,540 in brokerage commissions.

4. ADMINISTRATION, DISTRIBUTION, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds for an annual fee equal to the higher of $75,000 or 0.12% of the Funds' average daily net assets of the first $350 million, 0.10% of the Funds' average daily net assets of the next $150 million, 0.08% of the Funds' average daily net assets of the next $500 million, and 0.06% of the Funds' average daily net assets in excess of $1 billion.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees for its distribution services under this agreement.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

U.S. Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and/or sold by the Fund.

5. INVESTMENT ADVISORY AGREEMENT:

The Trust and the Adviser are parties to an Investment Advisory Agreement under which the Adviser receives an annual fee equal to 0.80% of the Fund's average daily net assets. The Adviser has, on a voluntary basis, agreed to waive its fee in order to limit the Fund's total operating expenses to a maximum of 1.10% of the Fund's average daily net assets. The Adviser reserves the right to terminate this arrangement at any time at its sole discretion.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales and maturities, other than short-term investments, for the year ended October 31, 2009, were as follows (000):

Purchases
   U.S. Government       $    --
   Other..............    31,576
Sales and Maturities
   U.S. Government....        54
   Other..............    49,560

7. FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or to paid-in capital, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences, primarily attributable to foreign exchange transactions, distribution adjustments and realized gains (losses) on

NOTES TO FINANCIAL STATEMENTS                                    FMC SELECT FUND

October 31, 2009

paydowns have been reclassified to/from the following accounts as of October 31, 2009 (000):

 UNDISTRIBUTED
NET INVESTMENT   ACCUMULATED NET
    INCOME        REALIZED LOSS    PAID IN CAPITAL
--------------   ---------------   ---------------
      $12             $(12)               $--

The tax character of dividends and distributions declared during the years ended October 31, 2009 and 2008 was as follows (000):

       ORDINARY     LONG-TERM    RETURN OF
        INCOME    CAPITAL GAIN    CAPITAL     TOTAL
       --------   ------------   ---------   ------
2009    $1,740      $   66         $40       $1,846
2008     1,066       5,575          --        6,641

As of October 31, 2009, the components of distributable earnings on a tax basis were as follows (000):

Capital Loss Carryforward.....   $(18,479)
Unrealized Appreciation.......     26,422
                                 --------
Total Distributable Earnings..   $  7,943
                                 ========

For Federal income tax purposes, capital loss carry-forwards represent net realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future net capital gains. As of October 31, 2009, the Fund had $18,479 (000) of capital loss carryforwards expiring in 2017.

For Federal income tax purposes, the cost of securities owned at October 31, 2009, and the net realized gains or losses on securities sold for the year, were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at October 31, 2009, were as follows:

               AGGREGATE          AGGREGATE           NET
 FEDERAL   GROSS UNREALIZED   GROSS UNREALIZED    UNREALIZED
TAX COST     APPRECIATION       DEPRECIATION     APPRECIATION
--------   ----------------   ----------------   ------------
$153,373       $43,727            $(17,305)         $26,422

8. OTHER:

At October 31, 2009, one shareholder of record held 99% of the Fund's total outstanding shares. The shareholder of record was an omnibus account for the exclusive benefit of customers maintained by the Adviser, through Pershing LLC, in its capacity as a broker-dealer.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

9. SUBSEQUENT EVENTS:

There were no matters requiring additional disclosures and/or adjustments resulting from subsequent events through December 28, 2009, the date the financial statements were issued.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
FMC Select Fund of The Advisors' Inner Circle Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the FMC Select Fund (one of the series constituting The Advisors' Inner Circle Fund (the "Trust")) as of October 31, 2009, and the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended October 31, 2005 were audited by other auditors, whose report dated December 22, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the FMC Select Fund of The Advisors' Inner Circle Fund at October 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                                             (ERNST & YOUNG LLP)

Philadelphia, Pennsylvania
December 28, 2009

DISCLOSURE OF FUND EXPENSES                                      FMC SELECT FUND
                                                                     (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important that you understand how these costs affect your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense from the Fund's gross investment return.

     You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column
     3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's com-parative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                         BEGINNING     ENDING                 EXPENSES
                          ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                           VALUE       VALUE      EXPENSE      DURING
                          05/01/09    10/31/09     RATIOS     PERIOD*
                         ---------   ---------   ----------   --------
ACTUAL FUND RETURN       $1,000.00   $1,161.40      1.03%       $5.61
HYPOTHETICAL 5% RETURN    1,000.00    1,020.01      1.03         5.24

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-877-362-4099. The following chart lists Trustees and Officers as of October 31, 2009.

                                                                                      NUMBER OF
                                 TERM OF                                              PORTFOLIOS
                               OFFICE AND                                          IN THE ADVISORS'
    NAME,       POSITION(S)     LENGTH OF                                         INNER CIRCLE FUND         OTHER DIRECTORSHIPS
   ADDRESS,      HELD WITH        TIME             PRINCIPAL OCCUPATION(S)        OVERSEEN BY BOARD            HELD BY BOARD
    AGE(1)       THE TRUST      SERVED(2)            DURING PAST 5 YEARS            MEMBER/OFFICER           MEMBER/OFFICER(3)
-------------   -----------   ------------   ----------------------------------   -----------------   ------------------------------
INTERESTED
BOARD MEMBERS

ROBERT A.         Chairman    (Since 1991)   Currently performs various                   30          Trustee of The Advisors' Inner
NESHER             of the                    services on behalf of SEI                                Circle Fund II, Bishop Street
63 yrs. old       Board of                   Investments for which Mr. Nesher                         Funds, SEI Asset Allocation
                  Trustees                   is compensated.                                          Trust, SEI Daily Income Trust,
                                                                                                      SEI Institutional
                                                                                                      International Trust, SEI
                                                                                                      Institutional Investments
                                                                                                      Trust, SEI Institutional
                                                                                                      Managed Trust, SEI Liquid
                                                                                                      Asset Trust, SEI Tax Exempt
                                                                                                      Trust, and SEI Alpha Strategy
                                                                                                      Portfolios, L.P., Director of
                                                                                                      SEI Global Master Fund, plc,
                                                                                                      SEI Global Assets Fund, plc,
                                                                                                      SEI Global Investments Fund,
                                                                                                      plc, SEI Investments Global,
                                                                                                      Limited, SEI Investments
                                                                                                      Global Fund Services, Limited,
                                                                                                      SEI Investments (Europe),
                                                                                                      Limited, SEI Investments Unit
                                                                                                      Trust Management (UK),
                                                                                                      Limited, SEI Global Nominee
                                                                                                      Ltd., SEI Opportunity Fund,
                                                                                                      L.P., SEI Structured Credit
                                                                                                      Fund, L.P., SEI Multi-Strategy
                                                                                                      Funds plc.and SEI Islamic
                                                                                                      Investments Fund plc.

WILLIAM M.        Trustee     (Since 1992)   Self-employed consultant since               30          Trustee of The Advisors' Inner
DORAN                                        2003. Partner, Morgan, Lewis &                           Circle Fund II, Bishop Street
1701                                         Bockius LLP (law firm) from 1976                         Funds, SEI Asset Allocation
Market Street                                to 2003,counsel to the Trust, SEI,                       Trust, SEI Daily Income Trust,
Philadelphia,                                SIMC, the Administrator and the                          SEI Institutional
PA 19103                                     Distributor. Secretary of SEI                            International Trust, SEI
69 yrs. old                                  since 1978.                                              Institutional Investments
                                                                                                      Trust, SEI Institutional
                                                                                                      Managed Trust, SEI Liquid
                                                                                                      Asset Trust, SEI Tax Exempt
                                                                                                      Trust, and SEI Alpha Strategy
                                                                                                      Portfolios, L.P., Director of
                                                                                                      SEI since 1974. Director of
                                                                                                      the Distributor since 2003.
                                                                                                      Director of SEI Investments
                                                                                                      Global Fund Services, Limited,
                                                                                                      SEI Investments Global,
                                                                                                      Limited, SEI Investments
                                                                                                      (Europe), Limited, SEI
                                                                                                      Investments (Asia),
                                                                                                      Limited,SEI Asset Korea Co.,
                                                                                                      Ltd, SEI Global Nominee
                                                                                                      Limited and SEI Investments
                                                                                                      Unit Trust Management (UK)
                                                                                                      Limited.

(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                      NUMBER OF
                                 TERM OF                                              PORTFOLIOS
                               OFFICE AND                                          IN THE ADVISORS'
    NAME,       POSITION(S)     LENGTH OF                                         INNER CIRCLE FUND
   ADDRESS,      HELD WITH        TIME             PRINCIPAL OCCUPATION(S)        OVERSEEN BY BOARD         OTHER DIRECTORSHIPS
    AGE(1)       THE TRUST      SERVED(2)            DURING PAST 5 YEARS                MEMBER            HELD BY BOARD MEMBER(3)
-------------   -----------   ------------   ----------------------------------   -----------------   ------------------------------
INDEPENDENT
BOARD MEMBERS

JAMES M.          Trustee     (Since 1994)   Attorney, sole practitioner since            30          Trustee of The Advisors' Inner
STOREY                                       1994. Partner, Dechert Price                             Circle Fund II, Bishop Street
78 yrs. old                                  & Rhoads, September 1987-                                Funds and U.S. Charitable Gift
                                             December 1993.                                           Trust, SEI Asset Allocation
                                                                                                      Trust, SEI Daily Income Trust,
                                                                                                      SEI Institutional
                                                                                                      International Trust, SEI
                                                                                                      Institutional Investments
                                                                                                      Trust, SEI Institutional
                                                                                                      Managed Trust, SEI Liquid
                                                                                                      Asset Trust, SEI Tax Exempt
                                                                                                      Trust and SEI Alpha Strategy
                                                                                                      Portfolios, L.P.

GEORGE J.         Trustee     (Since 1999)   Chief Executive Officer, Newfound            30          Trustee of The Advisors' Inner
SULLIVAN, JR.                                Consultants, Inc. since April 1997.                      Circle Fund II, Bishop Street
66 yrs. old                                                                                           Funds, State Street Navigator
                                                                                                      Securities Lending Trust, SEI
                                                                                                      Asset Allocation Trust, SEI
                                                                                                      Daily Income Trust, SEI
                                                                                                      Institutional International
                                                                                                      Trust, SEI Institutional
                                                                                                      Investments Trust, SEI
                                                                                                      Institutional Managed Trust,
                                                                                                      SEI Liquid Asset Trust, SEI
                                                                                                      Tax Exempt Trust, and SEI
                                                                                                      Alpha Strategy Portfolios,
                                                                                                      L.P., Director of SEI
                                                                                                      Opportunity Fund, L.P., and
                                                                                                      SEI Structured Credit Fund,
                                                                                                      L.P., member of the indepen-
                                                                                                      dent review committee for
                                                                                                      SEI's Canadian-registered
                                                                                                      mutual Funds.

BETTY L.          Trustee     (Since 2005)   Vice President Compliance, AARP              30          Trustee of The Advisors' Inner
KRIKORIAN                                    Financial Inc. since September                           Circle Fund II and Bishop
66 yrs. old                                  2008. Self-Employed Legal and                            Street Funds.
                                             Financial Services Consultant
                                             since 2003. In-house Counsel,
                                             State Street Bank Global
                                             Securities and Cash Operations
                                             from 1995 to 2003.

CHARLES E.        Trustee     (Since 2005)   Self-Employed Business                       30          Trustee of The Advisors' Inner
CARLBOM                                      Consultant, Business Project Inc.                        Circle Fund II and Bishop
75 yrs. old                                  since 1997. CEO and President,                           Street Funds. Director of
                                             United Grocers Inc. from 1997                            Oregon Transfer Co.
                                             to 2000.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                      NUMBER OF
                                 TERM OF                                              PORTFOLIOS
                               OFFICE AND                                          IN THE ADVISORS'
    NAME,       POSITION(S)     LENGTH OF                                         INNER CIRCLE FUND         OTHER DIRECTORSHIPS
   ADDRESS,      HELD WITH        TIME             PRINCIPAL OCCUPATION(S)        OVERSEEN BY BOARD            HELD BY BOARD
    AGE(1)       THE TRUST      SERVED(2)            DURING PAST 5 YEARS            MEMBER/OFFICER           MEMBER/OFFICER(3)
-------------   -----------   ------------   ----------------------------------   -----------------   ------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)

MITCHELL A.       Trustee     (Since 2005)   Retired                                      30          Director, Federal Agricultural
JOHNSON                                                                                               Mortgage Corporation. Trustee
67 yrs. old                                                                                           of The Advisors' Inner Circle
                                                                                                      Fund II, and Bishop Street
                                                                                                      Funds.

JOHN K.           Trustee     (Since 2008)   CEO, Office of Finance, FHL                  30          Director of Federal Home Loan
DARR                                         Banks from 1992 to 2007.                                 Bank of Pittsburgh and Manna,
65 yrs. old                                                                                           Inc. Mortage Corporation.
                                                                                                      Trustee of The Advisors' Inner
                                                                                                      Circle Fund II and Bishop
                                                                                                      Street Funds.

OFFICERS

PHILIP T.        President    (Since 2008)   Managing Director of SEI                    N/A                        N/A
MASTERSON                                    Investments since 2006. Vice
45 yrs. old                                  President and Assistant Secretary
                                             of the Administrator from 2004 to
                                             2006. General Counsel of Citco
                                             Mutual Fund Services from
                                             2003 to 2004. Vice President
                                             and Associate Counsel for the
                                             Oppenheimer Funds from 2001
                                             to 2003.

MICHAEL          Treasurer,   (Since 2005)   Director, SEI Investments, Fund             N/A                        N/A
LAWSON           Controller                  Accounting since July 2005.
49 yrs. old         and                      Manager, SEI Investments IFS from
                   Chief                     April 1995 to February 1998 and
                 Financial                   November 1998 to July 2005.
                  Officer

RUSSELL            Chief      (Since 2006)   Director of Investment Product              N/A                        N/A
EMERY            Compliance                  Management and Development at
46 yrs. old       Officer                    SEI Investments since February
                                             2003. Senior Investment Analyst,
                                             Equity team at SEI Investments
                                             from March 2000 to February 2003.

(1) Unless otherwise noted, the business address of each Trustee or officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                      NUMBER OF
                                 TERM OF                                             PORTFOLIOS
                               OFFICE AND                                         IN THE ADVISORS'
    NAME,       POSITION(S)     LENGTH OF                                         INNER CIRCLE FUND
   ADDRESS,      HELD WITH        TIME             PRINCIPAL OCCUPATION(S)           OVERSEEN BY            OTHER DIRECTORSHIPS
    AGE(1)       THE TRUST       SERVED              DURING PAST 5 YEARS               OFFICER                HELD BY OFFICER
-------------   -----------   ------------   ----------------------------------   -----------------   ------------------------------
OFFICERS (CONTINUED)

JOSEPH M.          Vice       (Since 2007)   Corporate Counsel of SEI                    N/A                        N/A
GALLO            President                   Investments since 2007; Associate
36 yrs. old         and                      Counsel, ICMA Retirement
                 Secretary                   Corporation 2004-2007; Federal
                                             Investigator, U.S. Department of
                                             Labor 2002-2004; U.S. Securities
                                             and Exchange Commission-Division
                                             of Investment Management, 2003.

CAROLYN F.          Vice      (Since 2007)   Corporate Counsel of SEI since              N/A                        N/A
MEAD             President                   2007; Associate, Stradley, Ronon,
51 yrs. old         and                      Stevens & Young 2004-2007;
                 Assistant                   Counsel, ING Variable Annuities,
                 Secretary                   1999-2002.


JAMES              Vice       (Since 2004)   Employed by SEI Investments                 N/A                        N/A
NDIAYE           President                   Company since 2004. Vice
41 yrs. old         and                      President, Deutsche Asset
                 Assistant                   Management from 2003-2004.
                 Secretary                   Associate, Morgan, Lewis &
                                             Bockius LLP from 2000-2003.
                                             Counsel, Assistant Vice President,
                                             ING Variable Annuities Group
                                             from 1999-2000.

TIMOTHY D.         Vice       (Since 2000)   General Counsel, Vice President             N/A                        N/A
BARTO            President                   and Secretary of SEI Investments
41 yrs. old         and                      Global Funds Services since
                 Assistant                   1999; Associate, Dechert (law
                 Secretary                   firm) from 1997-1999; Associate,
                                             Richter, Miller & Finn (law firm)
                                             from 1994-1997.

MICHAEL            Vice       (Since 2009)   Director of Client Service at SEI           N/A                        N/A
BEATTIE          President                   since 2004.
44 yrs. old

ANDREW S.           AML       (Since 2008)   Compliance Officer and Product              N/A                        N/A
DECKER            Officer                    Manager of SEI Investments,
46 yrs. old                                  2005-2008. Vice President, Old
                                             Mutual Capital, 2000-2005.
                                             Operations Director, Prudential
                                             Investments, 1998-2000.

(1) The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

                             NOTICE TO SHAREHOLDERS
                                       OF
                                 FMC SELECT FUND
                                   (UNAUDITED)

For shareholders that do not have an October 31, 2009 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2009 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2009, the Fund is designating the following items with regard to distributions paid during the year.

                                                           DIVIDENDS
                                                        QUALIFYING FOR
              LONG-TERM                                    CORPORATE                                               SHORT-TERM
               CAPITAL       ORDINARY                      DIVIDENDS    QUALIFYING      U.S.         INTEREST       CAPITAL
  RETURN        GAIN          INCOME         TOTAL        RECEIVABLE     DIVIDEND    GOVERNMENT      RELATED         GAIN
OF CAPITAL  DISTRIBUTION  DISTRIBUTIONS  DISTRIBUTIONS   DEDUCTION (1)  INCOME (2)  INTEREST (3)  DIVIDENDS (4)  DIVIDENDS (5)
----------  ------------  -------------  -------------  --------------  ----------  ------------  -------------  -------------
   2.16%        3.52%         94.32%        100.00%         100.00%       100.00%       0.00%         10.24%         0.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by the law.

(3) "U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4) The percentage in this column represents the amount of "Interest Related Dividends" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors. This provision of the Internal Revenue Code will be expiring for years beginning after January 1, 2010.

(5) The percentage in this column represents the amount of "Short-Term Capital Gain Dividends" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors. This provision of the Internal Revenue Code will be expiring for years beginning after January 1, 2010.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2009. Complete information will be computed and reported in conjunction with your 2009 Form 1099-DIV.

================================================================================

                                 FMC SELECT FUND
                                P.O. Box 219009
                           Kansas City, MO 64121-9009

                                    ADVISER:
                               FIRST MANHATTAN CO.
                               437 Madison Avenue
                               New York, NY 10022

                                  DISTRIBUTOR:
                        SEI INVESTMENTS DISTRIBUTION CO.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI INVESTMENTS GLOBAL FUNDS SERVICES
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           MORGAN, LEWIS & BOCKIUS LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20036

This information must be preceded or accompanied by a current prospectus. Investors should read the prospectus carefully before investing.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q (Quarterly Schedule of Portfolio Holdings) are available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-877-FMC-4099 (1-877-362-4099); information on voted proxies is also available on the SEC's website on Form N-PX at http://www.sec.gov.

FMC-AR-002-0900

                                 FMC SELECT FUND

                                  ANNUAL REPORT
                                OCTOBER 31, 2009

ADVISED BY:
FIRST MANHATTAN CO.

================================================================================

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is John Darr and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers LLP ("PwC") related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

                                             2009                                                  2008
                      --------------------------------------------------   ---------------------------------------------------
                                                          All other fees                                       All other fees
                                         All fees and      and services                       All fees and      and services
                       All fees and      services to        to service      All fees and      services to        to service
                        services to        service       affiliates that     services to        service       affiliates that
                      the Trust that   affiliates that       did not       the Trust that   affiliates that        did not
                         were pre-        were pre-        require pre-       were pre-        were pre-        require pre-
                         approved          approved          approval         approved          approved          approval
                      --------------   ---------------   ---------------   --------------   ---------------   ----------------
(a)   Audit Fees         $232,354             $0                $0            $246,200             $0                $0
(b)   Audit-Related
         Fees            $      0             $0                $0            $      0             $0                $0
(c)   Tax Fees           $      0             $0                $0            $      0             $0                $0
(d)   All Other
         Fees            $      0             $0                $0            $      0             $0                $0

Fees billed by Ernst & Young LLP ("E&Y") related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

                                             2009                                                  2008
                      --------------------------------------------------   ---------------------------------------------------
                                                          All other fees                                       All other fees
                                         All fees and      and services                       All fees and      and services
                       All fees and      services to        to service      All fees and      services to        to service
                        services to        service       affiliates that     services to        service       affiliates that
                      the Trust that   affiliates that       did not       the Trust that   affiliates that        did not
                         were pre-        were pre-        require pre-       were pre-        were pre-        require pre-
                         approved          approved          approval         approved          approved          approval
                      --------------   ---------------   ---------------   --------------   ---------------   ----------------
(a)   Audit Fees         $245,808            N/A               N/A            $316,360            N/A                N/A
(b)   Audit-Related
         Fees                 N/A            N/A               N/A                 N/A            N/A                N/A
(c)   Tax Fees                N/A            N/A               N/A                 N/A            N/A                N/A
(d)   All Other
         Fees                 N/A            N/A               N/A                 N/A            N/A                N/A

(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

                     2009   2008
                     ----   ----
Audit-Related Fees    0%     0%
Tax Fees              0%     0%
All Other Fees        0%     0%

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

                     2009   2008
                     ----   ----
Audit-Related Fees    0%     N/A
Tax Fees              0%     N/A
All Other Fees        0%     N/A

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $0 and $0 for 2009 and 2008, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $0 and $0 for 2009 and 2008, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson, President
Date: January 4, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson, President
Date: January 4, 2010


By (Signature and Title)*               /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson, Treasurer,
                                        Controller & CFO
Date: January 4, 2010

* Print the name and title of each signing officer under his or her signature.